N-2 - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key										0001314966
Amendment Flag										false
Document Type										N-CSR
Entity Registrant Name										BlackRock Health Sciences Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

BME

Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price) (a)	0.01%
$0.02 per share
for open market
purchases of
Dividend reinvestment plan fees	common shares (b)

(a)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.

(b)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BME. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]									1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]									0.01%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares) Investment advisory fees (c)(d)	1.00%
Other expenses	0.06
Acquired fund fees and expenses (e)	0.01
Total annual expenses (e)	1.07
Fee waivers (d)	—
Total annual Trust operating expenses after fee waivers (d)	1.07
(c)	BME currently pays the Manager a contractual investment advisory fee at an annual rate of 1.00% based on BME’s average weekly net assets.
(d)
BME and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BME’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BME pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BME (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BME or a majority of the outstanding voting securities of BME), upon 90 days’ written notice by BME to the Manager.

(e)
The total annual expenses do not correlate to the ratios to average net assets shown in BME’s Financial Highlights for the year ended December 31, 2023, which do not include acquired fund fees and expenses.

Management Fees [Percent]	[3],[4]									1.00%
Acquired Fund Fees and Expenses [Percent]	[5]									0.01%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]										0.06%
Total Annual Expenses [Percent]	[5]									1.07%
Waivers and Reimbursements of Fees [Percent]	[3]									0.00%
Net Expense over Assets [Percent]	[3]									1.07%
Expense Example [Table Text Block]
The following example illustrates BME’s expenses (including the sales load of $10.00 and offering costs of $0.15) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 1.07% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years

Total expenses incurred	$21	$44	$69	$139

Expense Example, Year 01										$ 21
Expense Example, Years 1 to 3										44
Expense Example, Years 1 to 5										69
Expense Example, Years 1 to 10										$ 139
Purpose of Fee Table , Note [Text Block]										The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in BME’s common shares.
Basis of Transaction Fees, Note [Text Block]	[1]									as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BME. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]										The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BME’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Management Fee not based on Net Assets, Note [Text Block]										BME and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BME’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BME pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BME (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BME or a majority of the outstanding voting securities of BME), upon 90 days’ written notice by BME to the Manager.
Acquired Fund Fees and Expenses, Note [Text Block]										The total annual expenses do not correlate to the ratios to average net assets shown in BME’s Financial Highlights for the year ended December 31, 2023, which do not include acquired fund fees and expenses.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
9. PRINCIPAL RISKS
In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, flu ctu
ations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments. BDJ’s, BME’s, BST’s and BUI’s prospectuses provide details of the risks to which each Trust is subject.
The Trusts may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Illiquidity Risk:
Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:
The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.

With exchange-traded options purchased, there is less counterparty credit risk to the Trusts since
the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency).
Geographic/Asset Class Risk:
A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
As of period end, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Sectors	Trust Name
Energy	BGR, BCX
Financials	BDJ
Health Care	BMEZ, BME
Information Technology	CII, BSTZ, BST, BIGZ
Materials	BCX
Utilities	BUI
Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.
Certain Trusts invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Trusts invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain Trusts invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trusts’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching
. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Risk Factors
This section contains a discussion of
the
general risks of investing in each Trust. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that a Trust will meet its investment objective or that the Trust’s performance will be positive for any period of time. Each risk noted below is applicable to each Trust unless the specific Trust or Trusts are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Non-Diversification Risk (BGR, BIGZ, BMEZ and BCX):
The Trust is a non-diversified fund. Because the Trust may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
Limited Term Risk (BMEZ, BIGZ and BSTZ):
In accordance with the Trust’s Agreement and Declaration of Trust, the Trust intends to dissolve as of the first business day following the twelfth anniversary of the effective date of the Trust’s initial registration statement (the “Dissolution Date”); provided that the Board may, by a vote of a majority of the Board and seventy-five percent (75%) of the members of the Board who either (i) have been a member of the Board for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (ii) were nominated to serve as a member of the Board by a majority of the Continuing Trustees then members of the Board (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date: (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including eighteen months after the initial Dissolution Date (which date shall then become the Dissolution Date). As of a date within twelve months preceding the Dissolution Date (as may be extended as described above), the Board may, by a Board Action Vote, cause the Trust to conduct a tender offer to all common shareholders to purchase 100% of the then outstanding common shares of the Trust at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). The Board has established that the Trust must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Trust (the “Dissolution Threshold”). In an Eligible Tender Offer, the Trust will offer to purchase all common shares held by each common shareholder; provided that if the payment for properly tendered common shares would result in the Trust having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled and no common shares will be repurchased pursuant to the Eligible Tender Offer. Instead, the Trust will begin (or continue) liquidating its portfolio and proceed to dissolve on or about the Dissolution Date. If the payment for properly tendered common shares would result in the Trust having aggregate net assets greater than or equal to the Dissolution Threshold, all common shares properly tendered and not withdrawn will be purchased by the Trust pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and provide for the Trust’s perpetual existence.
Unless the limited term provision of the Trust’s Agreement and Declaration of Trust is amended by shareholders in accordance with the Agreement and Declaration of Trust, or unless the Trust completes an Eligible Tender Offer and converts to perpetual existence, the Trust will dissolve on or about the first business day following the Dissolution Date.
The Trust is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Trust is not a “target term” fund and thus does not seek to return its initial public offering price per common share upon dissolution.
As the assets of the Trust will be liquidated in connection with its dissolution, the Trust may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Trust to lose money. In addition, as the Trust approaches the Dissolution Date, the Manager may invest the proceeds of sold, matured or called securities in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities, which may adversely affect the Trust’s investment performance. Rather than reinvesting proceeds received from sales of or payments received in respect of portfolio securities, the Trust may distribute such proceeds in one or more liquidating distributions prior to the final dissolution, which may cause the Trust’s fixed expenses to increase when expressed as a percentage of net assets attributable to common shares, or the Trust may invest the proceeds in lower yielding securities or hold the proceeds in cash or cash equivalents, which may adversely affect the performance of the

Trust. The final distribution of net assets upon dissolution may be more than, equal to or less than $20.00 per common share. Because the Trust may adopt a plan of liquidation and make liquidating distributions in advance of the Dissolution Date, the total value of the Trust’s assets returned to common shareholders upon dissolution will be impacted by decisions of the Board and the Manager regarding the timing of adopting a plan of liquidation and making liquidating distributions. This may result in common shareholders receiving liquidating distributions with a value more or less than the value that would have been received if the Trust had liquidated all of its assets on the Dissolution Date, or any other potential date for liquidation, and distributed the proceeds thereof to shareholders.
If the Trust conducts an Eligible Tender Offer, the Trust anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Trust. The risks related to the disposition of securities in connection with the Trust’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Trust will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Trust’s ability to achieve its investment objectives and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Trust in the investments.
Any capital gains recognized on such dispositions, as reduced by any capital losses the Trust realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. If the Trust’s tax basis for the investments sold is less than the sale proceeds, the Trust will recognize capital gains, which the Trust intends to distribute to common shareholders. In addition, the Trust’s purchase of tendered common shares pursuant to an Eligible Tender Offer will have tax consequences for tendering common shareholders and may have tax consequences for non-tendering common shareholders.
The purchase of common shares by the Trust pursuant to an Eligible Tender Offer will have the effect of increasing the proportionate interest in the Trust of non-tendering common shareholders. All common shareholders remaining after an Eligible Tender Offer will be subject to any increased risks associated with the reduction in the Trust’s assets resulting from payment for the tendered common shares, such as greater volatility due to decreased diversification and proportionately higher expenses. The reduced assets of the Trust as a result of an Eligible Tender Offer may result in less investment flexibility for the Trust and may have an adverse effect on the Trust’s investment performance. Such reduction in the Trust’s assets may also cause common shares of the Trust to become thinly traded or otherwise negatively impact secondary trading of common shares. A reduction in assets, and the corresponding increase in the Trust’s expense ratio, could result in lower returns and put the Trust at a disadvantage relative to its peers and potentially cause the Trust’s common shares to trade at a wider discount, or smaller premium, to NAV than they otherwise would. Furthermore, the portfolio of the Trust following an Eligible Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Trust could be subject to greater risk. For example, the Trust may be required to sell its more liquid, higher quality portfolio investments to purchase common shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the common shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Trust following an Eligible Tender Offer.
The Trust is not required to conduct an Eligible Tender Offer. If the Trust conducts an Eligible Tender Offer, there can be no assurance that the payment for tendered common shares would not result in the Trust having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer and the Trust will liquidate on the Dissolution Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the payment for tendered common shares would result in the Trust having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and provide for the Trust’s perpetual existence. Thereafter, the Trust will have a perpetual existence. There is no guarantee that the Board will eliminate the Dissolution Date following the completion of an Eligible Tender Offer so that the Trust will have a perpetual existence. The Manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated and the Trust have a perpetual existence. The Trust is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end management investment companies frequently trade at a discount from their NAV, and as a result remaining common shareholders may only be able to sell their shares at a discount to NAV.
Although it is anticipated that the Trust will have distributed substantially all of its net assets to shareholders as soon as practicable after the Dissolution Date, securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust. Securities placed in a liquidating trust may be held for an indefinite period of time, potentially several years or longer, until they can be sold or pay out all of their cash flows. During such time, the shareholders will continue to be exposed to the risks associated with the Trust and the value of their interest in the liquidating trust will fluctuate with the value of the liquidating trust’s remaining assets. Additionally, the tax treatment of the liquidating trust’s assets may differ from the tax treatment applicable to such assets when held by the Trust. To the extent the costs associated with a liquidating trust exceed the value of the remaining securities, the liquidating trust trustees may determine to dispose of the remaining securities in a manner of their choosing. The Trust cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust or how long it will take to sell or otherwise dispose of such securities.
Investment and Market Discount Risk:
An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.
Equity Securities Risk:
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Common Stock Risk:
Common stocks represent equity ownership in a company. Stock markets are volatile. The price of common stock will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of common stock purchased by the Trust could decline if the financial condition of the companies the Trust invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates or generally adverse investor sentiment.
Small and Mid-Capitalization Company Risk:
Companies with
small
or mid-size
market
capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.
Preferred Securities Risk:
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Convertible Securities Risk (BGR, BDJ, BOE, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
Warrants Risk (BGR, BOE, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Depositary Receipts Risk (BGR, BOE, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Trust to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.
REIT Investment Risk (BDJ, BOE, BGY, BME, BMEZ, BST, BSTZ and BUI):
Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
Master Limited Partnerships Risk (BGR, BCX, BST, BSTZ and BUI):
The common units of a master limited partnership (“MLP”) are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.
Canadian Royalty Trust Risk (BGR, BCX and BUI):
Canadian Royalty Trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.
Initial Public Offerings (“IPOs”) Risk (BOE, BME, BMEZ, BIGZ, BST and BSTZ):
The Trust
may
invest in shares of companies through IPOs. Securities issued in IPOs have no trading history, and information about the companies may be available for limited periods of time. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.
Investments in Unseasoned Companies (BDJ, BOE, BGY, BME, BMEZ, BIGZ, BCX and BSTZ):
The Trust may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth, but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Trust may invest may be start-up companies which may have insubstantial operational or earnings histories or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies may have substantially greater financial resources than many of the companies in which the Trust may invest. Further, an unseasoned company is more at risk of loss in an adverse market due to its lack of financial resources and ability to sustain itself for an extended period of time in such a market.

Dividend-Paying Equity Securities Risk (CII, BDJ, BOE, BGY and BME):
Dividends on common equity securities that the Trust may hold are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Trust invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Trust’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Trust’s investments in these securities will necessarily reduce the volatility of the Trust’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.
Investment Style Risk:
Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Trust is out of favor, the Trust may underperform other equity funds that use different investment styles.
Risks Associated with the Trust’s Options Strategy:
The ability of the Trust to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns is partially dependent on the successful implementation of its options strategy. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

•
Risks of Writing Options – As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In other words, as the Trust writes covered calls over more of its portfolio, the Trust’s ability to benefit from capital appreciation becomes more limited.

If the Trust writes call options on individual securities or index call options that include securities, in each case, that are not in the Trust’s portfolio or that are not in the same proportion as securities in the Trust’s portfolio, the Trust will experience loss, which theoretically could be unlimited, if the value of the individual security, index or basket of securities appreciates above the exercise price of the index option written by the Trust.
When the Trust writes put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Trust could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Trust received when it wrote the option. While the Trust’s potential gain in writing a put option is limited to the premium received from the purchaser of the put option, the Trust risks a loss equal to the entire exercise price of the option minus the put premium.

•
Exchange-Listed Options Risks – There can be no assurance that a liquid market will exist when the Trust seeks to close out an exchange-listed option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options).

•
Over-the-Counter Options Risk – The Trust may write (sell) unlisted OTC options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the OCC. In addition, the Trust’s ability to terminate OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transactions may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trust may be unable to liquidate an OTC option position.

•
Index Options Risk – The Trust may sell index put and call options from time to time. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. Because the exercise of index options is settled in cash, sellers of index call options, such as the Trust, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Trust will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Trust for writing the option.

•
Limitation on Options Writing Risk – The number of call options the Trust can write is limited by the total assets the Trust holds. Furthermore, the Trust’s exchange-listed options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities, if any, on which such options are traded and cleared.

•
Tax Risk – Income on options on individual stocks will generally not be recognized by the Trust for tax purposes until an option is exercised, lapses or is subject to a “closing transaction” (as defined by applicable regulations) pursuant to which the Trust’s obligations with respect to the option are otherwise terminated. If the option lapses without exercise or is otherwise subject to a closing transaction, the premiums received by the Trust from the writing of such options will generally be characterized as short-term capital gain. If an option written by the Trust is exercised, the Trust may recognize taxable gain depending on the exercise price of the option, the option premium, and the tax basis of the security underlying the option. The character of any gain on the sale of the underlying security as short-term or long-term capital gain will depend on the holding period of the Trust in the underlying security. In general, distributions received by shareholders of the Trust that are attributable to short-term capital gains recognized by the Trust from its options writing activities will be taxed to such shareholders as ordinary income and will not be eligible for the reduced tax rate applicable to qualified dividend income.
Index options will generally be “marked-to-market” for U.S. federal income tax purposes. As a result, the Trust will generally recognize gain or loss on the last day of each taxable year equal to the difference between the value of the index option on that date and the adjusted basis of the index option. The adjusted basis of the index option will consequently be increased by such gain or decreased by such loss. Any gain or loss with respect to index options will be treated as short-term capital gain or loss to the extent of 40% of such gain or loss and long-term capital gain or loss to the extent of 60% of such gain or loss. Because the mark-to-market rules may cause the Trust to recognize gain in advance of the receipt of cash, the Trust may be required to dispose of investments in order to meet its U.S. federal income tax distribution requirements.
Debt Securities Risk (BGR, BOE, BME, BMEZ, BCX, BST, BSTZ and BUI):
Debt securities, such as bonds, involve interest rate risk, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:

•
Credit Risk – Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•
Interest Rate Risk – The market value of bonds and
other
fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.

•	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•
Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.

High Yield Bonds Risk (BGR, BOE, BME, BMEZ, BCX, BST, BSTZ and BUI):
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.
U.S. Government Obligations Risk (CII, BME, BMEZ, BCX, BSTZ and BUI):
Certain securities in which the Trust may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Trust and substantial negative consequences for the U.S. economy and the global financial system.
Structured Securities Risk (BME, BMEZ, BCX, BST and BSTZ):
Because structured securities of the type in which the Trust may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments, index or reference obligation and will also be subject to counterparty risk. The Trust may have the right to receive payments only from the structured security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. In addition to the general risks associated with debt securities discussed herein, structured securities carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured securities are subordinate to other classes. The Trust is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Structured securities are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured security to be reduced to zero. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Trust’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.
Derivatives Risk:
The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility. Derivatives involve significant risks, including:

•
Leverage Risk – The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Risk – Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.

•
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

•
Illiquidity Risk – The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.

•	Operational Risk – The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

•	Legal Risk – The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

•
Volatility and Correlation Risk – Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•
Valuation Risk – Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Hedging Risk – Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

•
Tax Risk – Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.

Foreign Securities Risk:
Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Trust will lose money. These risks include:

•
The Trust generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Trust’s portfolio.

•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•
The Trust’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Trust’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Trust’s net asset value.

•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trust’s investments.

Foreign Currency Transactions Risk (BGR, BDJ, BME and BCX):
The Trust may invest in forward foreign currency exchange contracts. Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the
Trust to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.
Emerging Markets Risk:
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Concentration Risk (BGR, BME, BMEZ, BCX, BST and BSTZ):
The Trust’s strategy of concentrating a particular industry means that its performance will be closely tied to the performance of a particular market segment. The Trust’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Trust than on a fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
Science and Technology Risk (BST and BSTZ):
The Trust’s investments in science and technology companies expose the Trust to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Trust’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of science and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
Health Sciences and Healthcare Companies Risk (BME and BMEZ):
The Trust’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.
Energy Sector Risk (BGR):
The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations and energy conservation efforts. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. In 2020, the energy sector has experienced increased volatility. In particular, significant market volatility occurred and is continuing in the crude oil markets as well as the oil futures markets, which resulted in the market price of the front month futures contract falling fell below zero for a period of time.
Energy and Natural Resources Risk (BCX):
The Trust’s i
nvestments
in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Trust cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.
Commodities Related Investments Risk (BCX):
Exposure to the commodities markets may subject the Trust to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in inflation, interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
Commodities Market Risk (BCX):
Stocks of companies engaged in commodities related industries, such as energy or natural resources companies, are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Trust cannot control) and these companies may lack the resources and the broad business lines to weather hard times.
Risks of Investing in Utilities, Infrastructure and Power Opportunities Issuers (BUI):
Investments in issuers in the Utilities, Infrastructure and Power Opportunities business segments are subject to certain risks, including the following, among others:

•
Utilities Companies Risk – A variety of factors may adversely affect the business or operations of Utilities issuers, including, but not limited to: high interest costs in connection with capital construction and improvement programs; governmental regulation of rates charged to customers (including the potential that costs incurred by the utility change more rapidly than the rate the utility is permitted to charge its customers); costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with reduced availability of certain types of fuel; the effects of energy conservation policies; effects of a national energy policy; technological innovations; potential impact of terrorist activities; the impact of natural or man-made disasters; regulation by various governmental authorities, including the imposition of special tariffs; and changes in tax laws, regulatory policies and accounting standards.

•
Infrastructure Companies Risk – Infrastructure issuers may be susceptible to a variety of factors that may adversely affect their business and operations, including, but not limited to: high interest costs in connection with capital construction programs; high leverage; costs associated with environmental and other regulations; surplus capacity costs; and reduced investment in public and private infrastructure projects. A slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of Infrastructure issuers to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by Infrastructure issuers.

•
Power Opportunities Companies Risk – A variety of factors may adversely affect the business or operations of Power Opportunities issuers, including, but not limited to: research and development costs related to new technologies; the success or failure of efforts to develop or implement new or existing technologies; government regulation (including environmental regulation); world events and economic conditions, the cyclical nature of the energy sector; intense competition; events relating to domestic and international political developments; energy conservation; environmental costs and liabilities; and the success of exploration projects.

Innovative Securities Risk (BIGZ):
There can be
no
assurance that a company identified as innovative by the Manager will ultimately introduce a new product or service or that such product or service may not be significantly delayed.
Supply and Demand Risk (BGR):
A decrease in the production of natural gas, natural gas liquids (“NGLs”), crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of energy and natural resources companies. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, increased competition from alternative energy sources or commodity prices. Alternatively, a sustained decline in demand for such commodities could also adversely affect the financial performance of energy and natural resources companies. Factors which could lead to a decline in demand include economic recession or other adverse economic conditions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, changes in commodity prices, or weather.
Depletion and Exploration Risk (BGR):
Many energy and natural resources companies are either engaged in the production of natural gas, NGLs, crude oil, refined petroleum products or coal, or are engaged in transporting, storing, distributing and processing these items on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of energy and natural resources companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.
Commodity Pricing Risk (BGR):
The operations
and
financial performance of energy and natural resources companies may be directly affected by energy commodity prices, especially those energy and natural resources companies which own the underlying energy commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of energy and natural resources companies which are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for energy and natural resources companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
Leverage Risk:
The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:

•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Reverse Repurchase Agreements Risk (BDJ, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Dollar Rolls Risk (BME, BMEZ, BIGZ, BST and BSTZ):
Dollar rolls involve the risk that the market value of the securities that the Trust is committed to buy may decline below the price of the securities the Trust has sold. These transactions may involve leverage.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk (BDJ, BME, BMEZ, BCX and BSTZ):
When-issued and delayed delivery securities and forward commitments involve the risk that the security the Trust buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Trust may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Short Sales Risk (BDJ, BGY, BME, BMEZ, BCX, BST, BSTZ and BUI):
Because making short sales in securities that it does not own exposes the Trust to the risks associated with those securities, such short sales involve speculative exposure risk. The Trust will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Trust replaces the security sold short.
Repurchase Agreements and Purchase and Sale Contracts Risk (BDJ, BME, BMEZ, BCX and BSTZ):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Trust may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Trust may lose money.
Risks Associated with Private Company Investments (BDJ, BMEZ, BIGZ, BST and BSTZ):
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Manager may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Trust invests. There is risk that the Trust may invest on the basis of incomplete or inaccurate information, which may adversely affect the Trust’s investment performance. Private companies in which the Trust may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.
These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Trust’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Trust may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Trust will be able to realize the value of private company investments in a timely manner.

•
Late-Stage Private Companies Risk (BMEZ and BIGZ) – Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Trust may not be able to sell such investments when the Manager deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Trust from selling its shares of these companies for a period of time. See “Illiquid Investments Risk.” Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Trust’s investment to decrease significantly.

•
Pre-IPO Securities Risk (BSTZ) – Investments in pre-IPO securities involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Issuers of pre-IPO securities may not have established products, experienced management or earnings history. The Trust may not be able to sell such investments when the Manager deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Trust from selling its shares of these companies for a period of time. See “Illiquid Investments Risk.” Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect an issuer of pre-IPO securities and delay or prevent such an issuer from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Trust’s investment to decrease significantly.

Illiquid Investments Risk:
The Trust may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Investment Companies and ETFs Risk (BME
,
BMEZ
,
BIGZ
,
BCX
,
BST
,
BSTZ and BUI):
Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Trust may acquire shares in other investment companies and in ETFs, some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated fund, the ability of the Trust itself to hold other investment companies may be limited.
Subsidiary Risk (BCX):
By investing in the Subsidiary, the Trust is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Trust and are subject to the same risks that apply to similar investments if held directly by the Trust (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted, is not subject to all the investor protections of the Investment Company Act. However, the Trust wholly owns and controls the Subsidiary, and the Trust and the Subsidiary are both managed by the Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Trust and its shareholders. The Board has oversight responsibility for the investment activities of the Trust, including its investment in the Subsidiary, and the Trust’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Trust and/or the Subsidiary to operate as described and could adversely affect the Trust.
Securities Lending Risk (BDJ, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Trust may lose money and there may be a delay in recovering the loaned securities. The Trust could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Trust.
Risk of Investing in the United States (BGR, CII, BDJ, BOE, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Shareholder Activism Risk:
Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Share Price [Table Text Block]
Share Price Data
The following tables summarize each Trust’s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices. The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BME — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2023	$40.46	$35.53	$42.18	$39.01	(4.08)%	(8.92)%	2,698,691
September 30, 2023	40.90	38.98	43.13	41.02	(5.17)	(4.97)	2,017,234
June 30, 2023	42.93	39.55	42.91	41.26	0.05	(4.14)	1,769,337
March 31, 2023	43.68	39.34	43.03	40.48	1.51	(2.82)	1,728,269
December 31, 2022	44.88	38.85	42.39	40.17	5.87	(3.29)	2,275,787
September 30, 2022	44.96	38.27	43.41	39.41	3.57	(2.89)	2,093,916
June 30, 2022	46.86	39.97	46.49	39.35	0.80	1.58	2,651,572
March 31, 2022	48.20	41.70	47.26	42.50	1.99	(1.88)	2,486,253
As of December 31, 2023, BME’s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $40.46, $42.18, and (4.08)%, respectively.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10. CAPITAL SHARE TRANSACTIONS
Each Trust is authorized to issue an unlimited number of shares, with the exception of CII, all of which were initially classified as Common Shares.
CII is authorized to issue
200
 million Common Shares. The par value for each Trust’s Common Shares is $0.001, except for CII, which is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
BDJ, BME, BST and BUI have each filed a prospectus with the SEC allowing them to issue an additional 40,000,000, 4,000,000, 18,000,000 and 8,000,000 Common Shares, respectively, through an equity Shelf Offering. Under the Shelf Offerings, BDJ, BME, BST and BUI, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 40,000,000, 3,332,695, 15,898,551 and 7,658,406 Common Shares, respectively, remain available for issuance under the Shelf Offerings. During the year ended December 31, 2023, BDJ, BME, BST and BUI issued 0, 71,333, 1,266,090 and 167,658 shares, respectively, under the Trust’s respective current Shelf Offering and the Trust’s prior Shelf Offering. See Additional Information — Shelf Offering Program for additional information.
Initial costs incurred by each of BDJ, BME, BST and BUI in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of shares issued through the Shelf Offering:

	Year Ended

Trust Name	12/31/23	12/31/22
BME	71,333	774,304
BST	1,266,090	835,359
BUI	167,658	590,894
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended

Trust Name	12/31/23	12/31/22
CII	14,818	—
BDJ	78,103	412,658
BME	12,112	38,955
BST	173,563	81,277
BUI	31,913	32,898
The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trusts will purchase shares in any particular amounts. For the year ended December 31, 2023, CII, BME, BST and BUI did not repurchase any shares.
The total cost of the shares repurchased is reflected in the Trusts’ Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	BGR

	Shares	Amounts
Year Ended December 31, 2023	587,768	$7,413,692
Year Ended December 31, 2022	1,055,728	12,296,655

	BDJ

	Shares	Amounts
Year Ended December 31, 2023	359,086	$2,735,878

	BOE

	Shares	Amounts
Year Ended December 31, 2023	1,214,010	$11,889,663
Year Ended December 31, 2022	1,285,502	12,470,648

	BGY

	Shares	Amounts
Year Ended December 31, 2023	2,473,793	$13,143,239
Year Ended December 31, 2022	1,492,331	7,282,700

	BMEZ

	Shares	Amounts
Year Ended December 31, 2023	3,082,831	$47,918,763
Year Ended December 31, 2022	3,072,736	47,829,587

	BIGZ

	Shares	Amounts
Year Ended December 31, 2023	5,247,265	$37,872,639
Year Ended December 31, 2022	8,519,618	64,919,571

	BCX

	Shares	Amounts
Year Ended December 31, 2023	3,155,189	$29,812,008
Year Ended December 31, 2022	797,510	7,554,830

	BSTZ

	Shares	Amounts
Year Ended December 31, 2023	2,006,073	$34,325,597
Year Ended December 31, 2022	461,288	7,293,625
For the year ended December 31, 2022, shares issued and outstanding remained constant for CII.
As of December 31, 2023, BlackRock Financial Management, Inc., an affiliate of the Trust, owned 5,000 Shares of BIGZ.

Outstanding Securities [Table Text Block]										BDJ, BME, BST and BUI have each filed a prospectus with the SEC allowing them to issue an additional 40,000,000, 4,000,000, 18,000,000 and 8,000,000 Common Shares, respectively, through an equity Shelf Offering.
Outstanding Security, Authorized [Shares]		4,000,000
Investment Objectives [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Health Sciences Trust’s (BME) (the “Trust”)
investment
objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. The Trust seeks to pursue this goal primarily by investing in a portfolio of equity securities and by employing a strategy of writing (selling) call and put options.
No assurance can be given that the Trust’s investment objective will be achieved.

Investment Objectives and Policies [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Health Sciences Trust (BME)
The Trust’s investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry. Equity derivatives in which the Trust invests as part of this non-fundamental investment policy include purchased and sold (written) call and put options on equity securities of companies in the health sciences and related industries.
The Trust’s investment objective may be changed by the Board of Trustees without prior shareholder approval; however, the Trust will not change its policy of investing, under normal market conditions, at least 80% of its total assets in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry unless it provides shareholders with notice at least 60 days prior to changing this non-fundamental policy, or unless such change was previously approved by shareholders.
Companies in the health sciences industry include health care providers as well as businesses involved in researching, developing, producing, distributing or delivering medical, dental, optical, pharmaceutical or biotechnology products, supplies, equipment or services or that provide support services to these companies. These companies also include those that own or operate health facilities and hospitals or provide related administrative, management or financial support. Other health sciences industries in which the Trust may invest include: clinical testing laboratories; diagnostics; hospital, laboratory or physician ancillary products and support services; rehabilitation services; employer health insurance management services; and vendors of goods and services specifically to companies engaged in the health sciences. BlackRock Advisors, LLC (the “Manager”) determines, in its discretion, whether a company is engaged in the health sciences and related industries.
While the Trust will invest primarily in companies providing products and services for human health, it may also invest in companies whose products or services relate to the growth or survival of animals and plants. Non-human health sciences industries include companies engaged in the development, production or distribution of products or services that: increase crop, animal and animal product yields by enhancing growth or increasing disease resistance, improve agricultural product characteristics, such as taste, appearance, nutritional content and shelf life; reduce the cost of producing agricultural products; or improve pet health.
The Trust will consider a company to be principally engaged in a health sciences or related industry if 50% or more of its revenues are derived from, or 50% or more of its assets are related to, its health sciences business. Although the Trust generally will invest in companies included in the Russell 3000
®
Index, the Trust may invest in equity securities of health sciences companies with any size market capitalization, including small and mid-cap health sciences companies and companies that are not included in the Russell 3000
®
Index.
As part of its investment strategy, the Trust employs an option strategy of writing (selling) covered call options on common stocks in its portfolio, writing other call and put options on individual common stocks and, to a lesser extent, writing call and put options on indices of health sciences securities. The Trust seeks to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns. The Trust generally intends to write call and put options with respect to approximately 30% to 50% of its total assets, although this percentage may vary from time to time with market conditions.
The Trust invests primarily in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts, of issuers engaged in the health sciences or related industries and equity interests in real estate investment trusts (“REITs”) that own hospitals. The Trust may invest in companies of any size market capitalization.
The Trust may invest in preferred securities, including preferred securities that may be converted into common stock or other securities of the same or a different issuer. The types of preferred securities in which the Trust may invest include trust preferred securities.
The Trust may invest in convertible securities. A convertible security is a bond, debenture, note, preferred security or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula.
The Trust may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.
The Trust may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments.
The Trust may invest in equity interests of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor’s capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings).
The Trust may invest without limitation in securities of U.S. issuers and non-U.S. issuers located in countries throughout the world, including in developed and emerging markets. Foreign securities in which the Trust may invest may be U.S. dollar-denominated or non-U.S. dollar-denominated. For purposes of the Trust, a company is deemed to be a non-U.S. company if it meets the following tests: (i) such company was not organized in the United States; (ii) such company’s primary business office is not in the United States; (iii) the principal trading market for such company’s securities is not located in the United States; (iv) less than 50% of such company’s assets are located in the United States; or (v) 50% or more of such issuer’s revenues are derived from outside the United States.
The Trust may invest up to 20% of its total assets in other investments. These investments may include equity and debt securities of companies not engaged in the health sciences industry. Fixed-income securities in which the Trust may invest include bonds or other debt securities issued by U.S. or foreign (non-U.S.) corporations or other business entities and U.S. Government and agency securities. The Trust has no set policy regarding portfolio maturity or duration of the fixed-income securities it may hold, and such securities may be of any maturity.
The Trust reserves the right to invest up to 10% of its total assets in securities rated, at the time of investment, below investment grade quality, such as those rated “Ba” or below by Moody’s Investors Service, Inc. and “BB” or below by S&P Global Ratings, or securities comparably rated by other rating agencies or in securities determined by the Manager to be of comparable quality. Such securities commonly are referred to as “high yield” or “junk” bonds.
The Trust may invest in registered investment companies in accordance with the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Investment Company Act generally prohibits the Trust from investing more than 5% of its assets in any one other investment company or more than 10% of its assets in all other investment companies.
In addition to the option strategies discussed above, the Trust may engage in strategic transactions to facilitate portfolio management, mitigate risks and generate total return. The Trust may use a variety of other investment management techniques and instruments. The Trust may purchase and sell futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures and swap contracts (including, but not limited to, credit default swaps) and may purchase and sell exchange-listed and over-the-counter put and call options on securities and swap contracts, financial indices and futures contracts and use other derivative instruments or management techniques. The Trust also may purchase derivative instruments that combine features of these instruments.
In connection with its hedging and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery (“future contracts”) of securities, aggregates of securities, financial indices, and U.S. Government debt securities or options on the foregoing to hedge the value of its portfolio securities that might result from a change in interest rates or market movements. The Trust may engage in such transactions for bona fide hedging, risk management and other appropriate portfolio management purposes.
The Trust may enter into such transactions without limit for bona fide strategic purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-strategic purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide strategic purposes, or risk management including duration management unless it does so consistent with the rules of the Commodities Futures Trading Commission (the “CFTC”).
The Trust may engage in options and futures transactions on exchanges and options in the over-the-counter (“OTC”) markets.
The Trust intends to enter into options and futures transactions only with banks or dealers the Manager believes to be creditworthy at the time they enter into such transactions.
The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the investment adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or (ii) markets itself as providing investment exposure to such instruments. To the extent the Trust uses CFTC Derivatives, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, the Manager has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Manager is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Trust.
In order to enhance income or reduce fluctuations in net asset value, the Trust may sell or purchase call options on securities and indices based upon the prices of futures contracts and debt or equity securities that are traded on U.S. and non-U.S. securities exchanges and on the over-the-counter markets.
As with calls, the Trust may purchase put options on securities (whether or not it holds such securities in its portfolio), indices or future contracts. For the same purposes, the Trust may also sell puts on securities, indices or futures contracts on such securities if the Trust’s contingent obligations on such puts are secured by designating cash or liquid assets on its books and records having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust’s assets would be required to be segregated on its books to cover its potential obligation under its hedging and other investment transactions.
The Trust may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Trust expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis.
The Trust intends to use these transactions for risk management purposes and not as a speculative investment. The Trust will not sell interest rate caps or floors that it does not own. The Trust will only enter into interest rate swap, cap or floor transactions with counterparties the Manager believes to be creditworthy at the time they enter into such transactions.
The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments.
The Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.
The Trust may make short sales of securities for risk management, in order to maintain portfolio flexibility or to enhance income or gain. The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets or the Trust’s aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Trust may also make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.
The Trust may invest in illiquid investments. Illiquid investments are subject to legal or contractual restrictions on disposition or lack an established secondary market. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted investments may sell at a price lower than similar investments that are not subject to restrictions on resale.
The Trust may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be.
The Trust may lend securities with a value up to 33 1/3% of its total assets (including such loans) to banks, brokers and other financial institutions.
As temporary investments, the Trust may invest in repurchase agreements. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Manager, present minimal credit risk.
The Trust may deviate from its investment strategy and invest all or any portion of its assets in cash, cash equivalents or short-term debt securities when the Manager determines that it is temporarily unable to follow the Trust’s investment strategy or that it is impractical to do so or pending re-investment of proceeds received in connection with the sale of a security. The Trust may not achieve its investment objective when it does so. The Manager’s determination that it is temporarily unable to follow the Trust’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust’s investment strategy is extremely limited or absent. Short-term debt investments include U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities, certificates of deposit issued against funds deposited in a bank or a savings and loan association, repurchase agreements, which involve purchases of debt securities, and commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.
Leverage:
The Trust does not currently borrow money for investment purposes or have preferred shares outstanding, and has no present intention of borrowing money for investment purposes or issuing preferred shares in the future.
The Trust may enter into derivative transactions that have leverage embedded in them.
The Trust may enter into reverse repurchase agreements and “dollar roll” transactions.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk:
Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk:
The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, there is less counterparty credit risk to the Trusts since
the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency).

Geographic/Asset Class Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk:
A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
As of period end, the Trusts listed below invested a significant portion of their assets in securities in the following sectors:

Sectors	Trust Name
Energy	BGR, BCX
Financials	BDJ
Health Care	BMEZ, BME
Information Technology	CII, BSTZ, BST, BIGZ
Materials	BCX
Utilities	BUI
Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.
Certain Trusts invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Trusts invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Trust’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain Trusts invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trusts’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching
. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk (BGR, BIGZ, BMEZ and BCX):
The Trust is a non-diversified fund. Because the Trust may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Limited Term Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Term Risk (BMEZ, BIGZ and BSTZ):
In accordance with the Trust’s Agreement and Declaration of Trust, the Trust intends to dissolve as of the first business day following the twelfth anniversary of the effective date of the Trust’s initial registration statement (the “Dissolution Date”); provided that the Board may, by a vote of a majority of the Board and seventy-five percent (75%) of the members of the Board who either (i) have been a member of the Board for a period of at least thirty-six months (or since the commencement of the Trust’s operations, if less than thirty-six months) or (ii) were nominated to serve as a member of the Board by a majority of the Continuing Trustees then members of the Board (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date: (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including eighteen months after the initial Dissolution Date (which date shall then become the Dissolution Date). As of a date within twelve months preceding the Dissolution Date (as may be extended as described above), the Board may, by a Board Action Vote, cause the Trust to conduct a tender offer to all common shareholders to purchase 100% of the then outstanding common shares of the Trust at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). The Board has established that the Trust must have at least $200 million of aggregate net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Trust (the “Dissolution Threshold”). In an Eligible Tender Offer, the Trust will offer to purchase all common shares held by each common shareholder; provided that if the payment for properly tendered common shares would result in the Trust having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled and no common shares will be repurchased pursuant to the Eligible Tender Offer. Instead, the Trust will begin (or continue) liquidating its portfolio and proceed to dissolve on or about the Dissolution Date. If the payment for properly tendered common shares would result in the Trust having aggregate net assets greater than or equal to the Dissolution Threshold, all common shares properly tendered and not withdrawn will be purchased by the Trust pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and provide for the Trust’s perpetual existence.
Unless the limited term provision of the Trust’s Agreement and Declaration of Trust is amended by shareholders in accordance with the Agreement and Declaration of Trust, or unless the Trust completes an Eligible Tender Offer and converts to perpetual existence, the Trust will dissolve on or about the first business day following the Dissolution Date.
The Trust is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Trust is not a “target term” fund and thus does not seek to return its initial public offering price per common share upon dissolution.
As the assets of the Trust will be liquidated in connection with its dissolution, the Trust may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Trust to lose money. In addition, as the Trust approaches the Dissolution Date, the Manager may invest the proceeds of sold, matured or called securities in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities, which may adversely affect the Trust’s investment performance. Rather than reinvesting proceeds received from sales of or payments received in respect of portfolio securities, the Trust may distribute such proceeds in one or more liquidating distributions prior to the final dissolution, which may cause the Trust’s fixed expenses to increase when expressed as a percentage of net assets attributable to common shares, or the Trust may invest the proceeds in lower yielding securities or hold the proceeds in cash or cash equivalents, which may adversely affect the performance of the

Trust. The final distribution of net assets upon dissolution may be more than, equal to or less than $20.00 per common share. Because the Trust may adopt a plan of liquidation and make liquidating distributions in advance of the Dissolution Date, the total value of the Trust’s assets returned to common shareholders upon dissolution will be impacted by decisions of the Board and the Manager regarding the timing of adopting a plan of liquidation and making liquidating distributions. This may result in common shareholders receiving liquidating distributions with a value more or less than the value that would have been received if the Trust had liquidated all of its assets on the Dissolution Date, or any other potential date for liquidation, and distributed the proceeds thereof to shareholders.
If the Trust conducts an Eligible Tender Offer, the Trust anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Trust. The risks related to the disposition of securities in connection with the Trust’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Trust will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Trust’s ability to achieve its investment objectives and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Trust in the investments.
Any capital gains recognized on such dispositions, as reduced by any capital losses the Trust realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. If the Trust’s tax basis for the investments sold is less than the sale proceeds, the Trust will recognize capital gains, which the Trust intends to distribute to common shareholders. In addition, the Trust’s purchase of tendered common shares pursuant to an Eligible Tender Offer will have tax consequences for tendering common shareholders and may have tax consequences for non-tendering common shareholders.
The purchase of common shares by the Trust pursuant to an Eligible Tender Offer will have the effect of increasing the proportionate interest in the Trust of non-tendering common shareholders. All common shareholders remaining after an Eligible Tender Offer will be subject to any increased risks associated with the reduction in the Trust’s assets resulting from payment for the tendered common shares, such as greater volatility due to decreased diversification and proportionately higher expenses. The reduced assets of the Trust as a result of an Eligible Tender Offer may result in less investment flexibility for the Trust and may have an adverse effect on the Trust’s investment performance. Such reduction in the Trust’s assets may also cause common shares of the Trust to become thinly traded or otherwise negatively impact secondary trading of common shares. A reduction in assets, and the corresponding increase in the Trust’s expense ratio, could result in lower returns and put the Trust at a disadvantage relative to its peers and potentially cause the Trust’s common shares to trade at a wider discount, or smaller premium, to NAV than they otherwise would. Furthermore, the portfolio of the Trust following an Eligible Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Trust could be subject to greater risk. For example, the Trust may be required to sell its more liquid, higher quality portfolio investments to purchase common shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the common shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Trust following an Eligible Tender Offer.
The Trust is not required to conduct an Eligible Tender Offer. If the Trust conducts an Eligible Tender Offer, there can be no assurance that the payment for tendered common shares would not result in the Trust having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer and the Trust will liquidate on the Dissolution Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the payment for tendered common shares would result in the Trust having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and provide for the Trust’s perpetual existence. Thereafter, the Trust will have a perpetual existence. There is no guarantee that the Board will eliminate the Dissolution Date following the completion of an Eligible Tender Offer so that the Trust will have a perpetual existence. The Manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated and the Trust have a perpetual existence. The Trust is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end management investment companies frequently trade at a discount from their NAV, and as a result remaining common shareholders may only be able to sell their shares at a discount to NAV.
Although it is anticipated that the Trust will have distributed substantially all of its net assets to shareholders as soon as practicable after the Dissolution Date, securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust. Securities placed in a liquidating trust may be held for an indefinite period of time, potentially several years or longer, until they can be sold or pay out all of their cash flows. During such time, the shareholders will continue to be exposed to the risks associated with the Trust and the value of their interest in the liquidating trust will fluctuate with the value of the liquidating trust’s remaining assets. Additionally, the tax treatment of the liquidating trust’s assets may differ from the tax treatment applicable to such assets when held by the Trust. To the extent the costs associated with a liquidating trust exceed the value of the remaining securities, the liquidating trust trustees may determine to dispose of the remaining securities in a manner of their choosing. The Trust cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust or how long it will take to sell or otherwise dispose of such securities.

Investment and Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Discount Risk:
An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]										Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk:
Common stocks represent equity ownership in a company. Stock markets are volatile. The price of common stock will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of common stock purchased by the Trust could decline if the financial condition of the companies the Trust invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates or generally adverse investor sentiment.

Small and Mid-Capitalization Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small and Mid-Capitalization Company Risk:
Companies with
small
or mid-size
market
capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk:
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk (BGR, BDJ, BOE, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants Risk (BGR, BOE, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depositary Receipts Risk (BGR, BOE, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Trust to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. While depositary receipts provide an alternative to directly purchasing underlying foreign securities in their respective markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities, including political, economic, and currency risk.

REIT Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Investment Risk (BDJ, BOE, BGY, BME, BMEZ, BST, BSTZ and BUI):
Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Master Limited Partnerships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Master Limited Partnerships Risk (BGR, BCX, BST, BSTZ and BUI):
The common units of a master limited partnership (“MLP”) are listed and traded on U.S. securities exchanges and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Canadian Royalty Trust Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Canadian Royalty Trust Risk (BGR, BCX and BUI):
Canadian Royalty Trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Initial Public Offerings ("IPOs") Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Initial Public Offerings (“IPOs”) Risk (BOE, BME, BMEZ, BIGZ, BST and BSTZ):
The Trust
may
invest in shares of companies through IPOs. Securities issued in IPOs have no trading history, and information about the companies may be available for limited periods of time. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

Investments in Unseasoned Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Unseasoned Companies (BDJ, BOE, BGY, BME, BMEZ, BIGZ, BCX and BSTZ):
The Trust may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth, but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Trust may invest may be start-up companies which may have insubstantial operational or earnings histories or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies may have substantially greater financial resources than many of the companies in which the Trust may invest. Further, an unseasoned company is more at risk of loss in an adverse market due to its lack of financial resources and ability to sustain itself for an extended period of time in such a market.

Dividend-Paying Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dividend-Paying Equity Securities Risk (CII, BDJ, BOE, BGY and BME):
Dividends on common equity securities that the Trust may hold are not fixed but are declared at the discretion of an issuer’s board of directors. Companies that have historically paid dividends on their securities are not required to continue to pay dividends on such securities. There is no guarantee that the issuers of the common equity securities in which the Trust invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. Dividend producing equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Trust’s investments in dividend producing equity securities may also limit its potential for appreciation during a broad market advance.
The prices of dividend producing equity securities can be highly volatile. Investors should not assume that the Trust’s investments in these securities will necessarily reduce the volatility of the Trust’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly.

Investment Style Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Style Risk:
Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Trust is out of favor, the Trust may underperform other equity funds that use different investment styles.

Risks Associated with the Trust's Options Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with the Trust’s Options Strategy:
The ability of the Trust to generate current gains from options premiums and to enhance the Trust’s risk-adjusted returns is partially dependent on the successful implementation of its options strategy. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

•
Risks of Writing Options – As the writer of a covered call option, the Trust forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In other words, as the Trust writes covered calls over more of its portfolio, the Trust’s ability to benefit from capital appreciation becomes more limited.

If the Trust writes call options on individual securities or index call options that include securities, in each case, that are not in the Trust’s portfolio or that are not in the same proportion as securities in the Trust’s portfolio, the Trust will experience loss, which theoretically could be unlimited, if the value of the individual security, index or basket of securities appreciates above the exercise price of the index option written by the Trust.
When the Trust writes put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Trust could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Trust received when it wrote the option. While the Trust’s potential gain in writing a put option is limited to the premium received from the purchaser of the put option, the Trust risks a loss equal to the entire exercise price of the option minus the put premium.

•
Exchange-Listed Options Risks – There can be no assurance that a liquid market will exist when the Trust seeks to close out an exchange-listed option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options).

•
Over-the-Counter Options Risk – The Trust may write (sell) unlisted OTC options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the OCC. In addition, the Trust’s ability to terminate OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transactions may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trust may be unable to liquidate an OTC option position.

•
Index Options Risk – The Trust may sell index put and call options from time to time. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. Because the exercise of index options is settled in cash, sellers of index call options, such as the Trust, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Trust will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Trust for writing the option.

•
Limitation on Options Writing Risk – The number of call options the Trust can write is limited by the total assets the Trust holds. Furthermore, the Trust’s exchange-listed options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities, if any, on which such options are traded and cleared.

•
Tax Risk – Income on options on individual stocks will generally not be recognized by the Trust for tax purposes until an option is exercised, lapses or is subject to a “closing transaction” (as defined by applicable regulations) pursuant to which the Trust’s obligations with respect to the option are otherwise terminated. If the option lapses without exercise or is otherwise subject to a closing transaction, the premiums received by the Trust from the writing of such options will generally be characterized as short-term capital gain. If an option written by the Trust is exercised, the Trust may recognize taxable gain depending on the exercise price of the option, the option premium, and the tax basis of the security underlying the option. The character of any gain on the sale of the underlying security as short-term or long-term capital gain will depend on the holding period of the Trust in the underlying security. In general, distributions received by shareholders of the Trust that are attributable to short-term capital gains recognized by the Trust from its options writing activities will be taxed to such shareholders as ordinary income and will not be eligible for the reduced tax rate applicable to qualified dividend income.
Index options will generally be “marked-to-market” for U.S. federal income tax purposes. As a result, the Trust will generally recognize gain or loss on the last day of each taxable year equal to the difference between the value of the index option on that date and the adjusted basis of the index option. The adjusted basis of the index option will consequently be increased by such gain or decreased by such loss. Any gain or loss with respect to index options will be treated as short-term capital gain or loss to the extent of 40% of such gain or loss and long-term capital gain or loss to the extent of 60% of such gain or loss. Because the mark-to-market rules may cause the Trust to recognize gain in advance of the receipt of cash, the Trust may be required to dispose of investments in order to meet its U.S. federal income tax distribution requirements.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk (BGR, BOE, BME, BMEZ, BCX, BST, BSTZ and BUI):
Debt securities, such as bonds, involve interest rate risk, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:

•
Credit Risk – Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•
Interest Rate Risk – The market value of bonds and
other
fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.

•	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

•
Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.

High Yield Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Bonds Risk (BGR, BOE, BME, BMEZ, BCX, BST, BSTZ and BUI):
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.

U.S. Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Obligations Risk (CII, BME, BMEZ, BCX, BSTZ and BUI):
Certain securities in which the Trust may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Trust and substantial negative consequences for the U.S. economy and the global financial system.

Structured Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Securities Risk (BME, BMEZ, BCX, BST and BSTZ):
Because structured securities of the type in which the Trust may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments, index or reference obligation and will also be subject to counterparty risk. The Trust may have the right to receive payments only from the structured security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. In addition to the general risks associated with debt securities discussed herein, structured securities carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured securities are subordinate to other classes. The Trust is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Structured securities are based upon the movement of one or more factors, including currency exchange rates, interest rates, reference bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured security to be reduced to zero. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Trust’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk:
The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility. Derivatives involve significant risks, including:

•
Leverage Risk – The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Risk – Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.

•
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

•
Illiquidity Risk – The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.

•	Operational Risk – The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

•	Legal Risk – The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

•
Volatility and Correlation Risk – Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•
Valuation Risk – Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Hedging Risk – Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

•
Tax Risk – Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk:
Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Trust will lose money. These risks include:

•
The Trust generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Trust’s portfolio.

•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•
The Trust’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Trust’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Trust’s net asset value.

•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trust’s investments.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Transactions Risk (BGR, BDJ, BME and BCX):
The Trust may invest in forward foreign currency exchange contracts. Forward foreign currency exchange contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the
Trust to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk:
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration Risk (BGR, BME, BMEZ, BCX, BST and BSTZ):
The Trust’s strategy of concentrating a particular industry means that its performance will be closely tied to the performance of a particular market segment. The Trust’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Trust than on a fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Science and Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Science and Technology Risk (BST and BSTZ):
The Trust’s investments in science and technology companies expose the Trust to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Trust’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of science and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Health Sciences and Healthcare Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Health Sciences and Healthcare Companies Risk (BME and BMEZ):
The Trust’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy Sector Risk (BGR):
The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations and energy conservation efforts. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. In 2020, the energy sector has experienced increased volatility. In particular, significant market volatility occurred and is continuing in the crude oil markets as well as the oil futures markets, which resulted in the market price of the front month futures contract falling fell below zero for a period of time.

Energy and Natural Resources Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Energy and Natural Resources Risk (BCX):
The Trust’s i
nvestments
in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Trust cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

Commodities Related Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commodities Related Investments Risk (BCX):
Exposure to the commodities markets may subject the Trust to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in inflation, interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Commodities Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commodities Market Risk (BCX):
Stocks of companies engaged in commodities related industries, such as energy or natural resources companies, are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the Trust cannot control) and these companies may lack the resources and the broad business lines to weather hard times.

Risks of Investing in Utilities, Infrastructure and Power Opportunities Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Utilities, Infrastructure and Power Opportunities Issuers (BUI):
Investments in issuers in the Utilities, Infrastructure and Power Opportunities business segments are subject to certain risks, including the following, among others:

•
Utilities Companies Risk – A variety of factors may adversely affect the business or operations of Utilities issuers, including, but not limited to: high interest costs in connection with capital construction and improvement programs; governmental regulation of rates charged to customers (including the potential that costs incurred by the utility change more rapidly than the rate the utility is permitted to charge its customers); costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with reduced availability of certain types of fuel; the effects of energy conservation policies; effects of a national energy policy; technological innovations; potential impact of terrorist activities; the impact of natural or man-made disasters; regulation by various governmental authorities, including the imposition of special tariffs; and changes in tax laws, regulatory policies and accounting standards.

•
Infrastructure Companies Risk – Infrastructure issuers may be susceptible to a variety of factors that may adversely affect their business and operations, including, but not limited to: high interest costs in connection with capital construction programs; high leverage; costs associated with environmental and other regulations; surplus capacity costs; and reduced investment in public and private infrastructure projects. A slowdown in new infrastructure projects in developing or developed markets may constrain the abilities of Infrastructure issuers to grow in global markets. Other developments, such as significant changes in population levels or changes in the urbanization and industrialization of developing countries, may reduce demand for products or services provided by Infrastructure issuers.

•
Power Opportunities Companies Risk – A variety of factors may adversely affect the business or operations of Power Opportunities issuers, including, but not limited to: research and development costs related to new technologies; the success or failure of efforts to develop or implement new or existing technologies; government regulation (including environmental regulation); world events and economic conditions, the cyclical nature of the energy sector; intense competition; events relating to domestic and international political developments; energy conservation; environmental costs and liabilities; and the success of exploration projects.

Innovative Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Innovative Securities Risk (BIGZ):
There can be
no
assurance that a company identified as innovative by the Manager will ultimately introduce a new product or service or that such product or service may not be significantly delayed.

Supply and Demand Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Supply and Demand Risk (BGR):
A decrease in the production of natural gas, natural gas liquids (“NGLs”), crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of energy and natural resources companies. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, increased competition from alternative energy sources or commodity prices. Alternatively, a sustained decline in demand for such commodities could also adversely affect the financial performance of energy and natural resources companies. Factors which could lead to a decline in demand include economic recession or other adverse economic conditions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, changes in commodity prices, or weather.

Depletion and Exploration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Depletion and Exploration Risk (BGR):
Many energy and natural resources companies are either engaged in the production of natural gas, NGLs, crude oil, refined petroleum products or coal, or are engaged in transporting, storing, distributing and processing these items on behalf of shippers. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of energy and natural resources companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline.

Commodity Pricing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Commodity Pricing Risk (BGR):
The operations
and
financial performance of energy and natural resources companies may be directly affected by energy commodity prices, especially those energy and natural resources companies which own the underlying energy commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of energy and natural resources companies which are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for energy and natural resources companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk:
The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:

•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;

•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk (BDJ, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Dollar Rolls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dollar Rolls Risk (BME, BMEZ, BIGZ, BST and BSTZ):
Dollar rolls involve the risk that the market value of the securities that the Trust is committed to buy may decline below the price of the securities the Trust has sold. These transactions may involve leverage.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed Delivery Securities and Forward Commitments Risk (BDJ, BME, BMEZ, BCX and BSTZ):
When-issued and delayed delivery securities and forward commitments involve the risk that the security the Trust buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Trust may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk (BDJ, BGY, BME, BMEZ, BCX, BST, BSTZ and BUI):
Because making short sales in securities that it does not own exposes the Trust to the risks associated with those securities, such short sales involve speculative exposure risk. The Trust will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Trust replaces the security sold short.

Repurchase Agreements and Purchase and Sale Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements and Purchase and Sale Contracts Risk (BDJ, BME, BMEZ, BCX and BSTZ):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Trust may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Trust may lose money.

Risks Associated with Private Company Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Private Company Investments (BDJ, BMEZ, BIGZ, BST and BSTZ):
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Manager may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Trust invests. There is risk that the Trust may invest on the basis of incomplete or inaccurate information, which may adversely affect the Trust’s investment performance. Private companies in which the Trust may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.
These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. In addition, the Trust’s investment also may be structured as pay-in-kind securities with minimal or no cash interest or dividends until the company meets certain growth and liquidity objectives.
Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Trust may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that the Trust will be able to realize the value of private company investments in a timely manner.

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Late-Stage Private Companies Risk (BMEZ and BIGZ) – Investments in late-stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Trust may not be able to sell such investments when the Manager deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Trust from selling its shares of these companies for a period of time. See “Illiquid Investments Risk.” Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Trust’s investment to decrease significantly.

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Pre-IPO Securities Risk (BSTZ) – Investments in pre-IPO securities involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Issuers of pre-IPO securities may not have established products, experienced management or earnings history. The Trust may not be able to sell such investments when the Manager deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Trust from selling its shares of these companies for a period of time. See “Illiquid Investments Risk.” Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect an issuer of pre-IPO securities and delay or prevent such an issuer from ultimately offering its securities to the public. If a company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Trust’s investment to decrease significantly.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments Risk:
The Trust may invest in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Investment Companies and ETFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies and ETFs Risk (BME
,
BMEZ
,
BIGZ
,
BCX
,
BST
,
BSTZ and BUI):
Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Trust may acquire shares in other investment companies and in ETFs, some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated fund, the ability of the Trust itself to hold other investment companies may be limited.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk (BCX):
By investing in the Subsidiary, the Trust is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Trust and are subject to the same risks that apply to similar investments if held directly by the Trust (see “Commodities Related Investments Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted, is not subject to all the investor protections of the Investment Company Act. However, the Trust wholly owns and controls the Subsidiary, and the Trust and the Subsidiary are both managed by the Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Trust and its shareholders. The Board has oversight responsibility for the investment activities of the Trust, including its investment in the Subsidiary, and the Trust’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Trust. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Trust and/or the Subsidiary to operate as described and could adversely affect the Trust.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending Risk (BDJ, BGY, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Trust may lose money and there may be a delay in recovering the loaned securities. The Trust could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Trust.

Risk of Investing in the United States [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in the United States (BGR, CII, BDJ, BOE, BME, BMEZ, BIGZ, BCX, BST, BSTZ and BUI):
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.

Market Risk and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Shareholder Activism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Activism Risk:
Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 35.53	$ 38.98	$ 39.55	$ 39.34	$ 38.85	$ 38.27	$ 39.97	$ 41.7
Highest Price or Bid		40.46	40.9	42.93	43.68	44.88	44.96	46.86	48.2
Lowest Price or Bid, NAV		39.01	41.02	41.26	40.48	40.17	39.41	39.35	42.5
Highest Price or Bid, NAV		$ 42.18	$ 43.13	$ 42.91	$ 43.03	$ 42.39	$ 43.41	$ 46.49	$ 47.26
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(4.08%)	(5.17%)	0.05%	1.51%	5.87%	3.57%	0.80%	1.99%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(8.92%)	(4.97%)	(4.14%)	(2.82%)	(3.29%)	(2.89%)	1.58%	(1.88%)
Share Price		$ 40.46								$ 40.46
NAV Per Share		$ 42.18								$ 42.18
Latest Premium (Discount) to NAV [Percent]										(4.08%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]										13,943,973

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BME. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $0.02 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	BME and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BME’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BME pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BME (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BME or a majority of the outstanding voting securities of BME), upon 90 days’ written notice by BME to the Manager.
[4]	BME currently pays the Manager a contractual investment advisory fee at an annual rate of 1.00% based on BME’s average weekly net assets.
[5]	The total annual expenses do not correlate to the ratios to average net assets shown in BME’s Financial Highlights for the year ended December 31, 2023, which do not include acquired fund fees and expenses.